Related party transactions and balances - Other receivables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Other receivables from related parties	$ 0	$ 373,065
CQ Pengmei
Related Party Transaction [Line Items]
Other receivables from related parties	$ 0	$ 373,065